Offerings	May 26, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, each consisting of
Maximum Aggregate Offering Price	$ 10,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,381.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416 under the Securities Act, the Class A ordinary shares, par value $0.0001 per share (the "Class A Ordinary Shares"), of Real Messenger Corporation (the "Registrant") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. The proposed maximum aggregate offering price of the Class A Ordinary Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Warrants sold in the offering and the proposed maximum aggregate offering price of the Pre-Funded Warrants proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Class A Ordinary Shares sold in the offering, and, as such, the proposed maximum aggregate offering price of the Class A Ordinary Shares and Pre-Funded Warrants (including the Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), if any, is $10,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	(i) One Class A Ordinary Share or one Pre-Funded Warrant
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum aggregate offering price of the Class A Ordinary Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Warrants sold in the offering and the proposed maximum aggregate offering price of the Pre-Funded Warrants proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Class A Ordinary Shares sold in the offering, and, as such, the proposed maximum aggregate offering price of the Class A Ordinary Shares and Pre-Funded Warrants (including the Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), if any, is $10,000,000. Pursuant to Rule 457(g) of the Securities Act, no separate registration fee is required for the warrants because the warrants are being registered in the same registration statement as the Class A Ordinary Shares issuable upon exercise of the warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	(ii) One Common Warrant
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum aggregate offering price of the Class A Ordinary Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Warrants sold in the offering and the proposed maximum aggregate offering price of the Pre-Funded Warrants proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Class A Ordinary Shares sold in the offering, and, as such, the proposed maximum aggregate offering price of the Class A Ordinary Shares and Pre-Funded Warrants (including the Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), if any, is $10,000,000. Pursuant to Rule 457(g) of the Securities Act, no separate registration fee is required for the warrants because the warrants are being registered in the same registration statement as the Class A Ordinary Shares issuable upon exercise of the warrants.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Placement Agent Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(g) of the Securities Act, no separate registration fee is required for the warrants because the warrants are being registered in the same registration statement as the Class A Ordinary Shares issuable upon exercise of the warrants.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum aggregate offering price of the Class A Ordinary Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Warrants sold in the offering and the proposed maximum aggregate offering price of the Pre-Funded Warrants proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Class A Ordinary Shares sold in the offering, and, as such, the proposed maximum aggregate offering price of the Class A Ordinary Shares and Pre-Funded Warrants (including the Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), if any, is $10,000,000.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of the Common Warrants
Maximum Aggregate Offering Price	$ 10,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,381.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416 under the Securities Act, the Class A ordinary shares, par value $0.0001 per share (the "Class A Ordinary Shares"), of Real Messenger Corporation (the "Registrant") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of the Placement Agent Warrants
Maximum Aggregate Offering Price	$ 300,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41.43
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416 under the Securities Act, the Class A ordinary shares, par value $0.0001 per share (the "Class A Ordinary Shares"), of Real Messenger Corporation (the "Registrant") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. As estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act, the proposed maximum aggregate offering price of the Class A Ordinary Shares underlying the Placement Agent Warrants is $300,000, which is equal to 3.0% of the proposed maximum aggregate offering price of the Class A Ordinary Shares to be sold in the offering at an exercise price equal to 100% of the initial exercise price of the Common Warrants issued in this offering.